Other Information by Nature - Summary of Breakdown of Depreciation and Amortization (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Depreciation and amortization	€ 56,383	€ 54,103	€ 46,217
Cost of sales [member]
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Depreciation and amortization	46,258	45,296	38,497
Selling and Marketing Expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Depreciation and amortization	787	844	702
Research and Development Expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Depreciation and amortization	3,353	2,580	930
General and Administrative Expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Depreciation and amortization	€ 5,985	€ 5,383	€ 6,088